Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Dunham Funds
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
Dunham Corporate/Government Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001420040_SupplementTextBlock

DUNHAM FUNDS

Dunham Corporate/Government Bond Fund

Class A (DACGX)

Class C (DCCGX)

Class N (DNCGX)

Supplement dated July 16, 2019 to the Statutory Prospectus (the “Prospectus”)

dated February 28, 2019, as amended May 2, 2019

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Effective immediately, the following replaces the Principal Investment Strategies on pages 10-11 of the Prospectus:

The Fund’s Sub-Adviser seeks to achieve the Fund’s investment objectives by investing primarily in corporate and government bonds using the Sub-Adviser’s active management techniques including sector analysis and allocation through active sector rotation, issuer selection and opportunistic trading. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in corporate bonds of issuers from any country and in government bonds. The Fund defines corporate bonds to include: (1) debt securities issued by a corporation (or equivalent entity), (2) nongovernment mortgage-backed securities and collateralized mortgage obligations (MBS), (3) asset-backed securities (ABS) and (4) index-linked bonds. The Fund defines government bonds to include: (1) any United States government issued or guaranteed MBS (Gov-MBS) and debt securities issued by the United States’ Treasury, any agency or instrumentality of the United States; (2) any multi-governmental entity of which the United States is a member; and (3) any state or other political subdivision within the United States or its territories. In general, the Sub-Adviser buys securities that its active management techniques identify as undervalued and sells them when more compelling investments are available. The Fund’s Sub-Adviser may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objectives.

The Fund may invest up to 40% of its assets in higher-yielding, higher-risk corporate and government bonds, including high-yield bank loans — also known as “high-yield” or “junk” bonds — with medium to low credit quality ratings. High-yield bonds and bank loans are rated BB+ or lower by S&P, or comparably rated by another nationally recognized statistical rating organization (NRSRO), or if unrated determined by the Sub-Adviser to be of comparable quality. However, the Fund intends to maintain an average portfolio credit quality of investment grade. The bonds in the Fund’s portfolio can be of any maturity.

The Fund may invest, up to 15% of total assets, in derivative instruments, such as swaps (including credit default swap indices and single name credit default swaps) for investment purposes and to manage risks identified by the Sub-Adviser.

The Fund may also engage in securities lending.

Effective immediately, the following risk is added on page 11 of the Prospectus:

Derivatives Risk – Financial derivatives may not produce the desired investment results because they are not perfect substitutes for the underlying securities, indices or currencies from which they are derived. Derivatives may also create leverage which will amplify the effect on the Fund, which may produce significant losses. Over the counter derivatives, such as swaps, are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

If you have any questions regarding the Supplement, please contact the Fund at (888) 3DUNHAM (338-6426).

Investors Should Retain This Supplement For Future Reference